UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
SEPTEMBER 30, 2013

                                                                      (Form N-Q)

48705-1113                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
September 30, 2013 (unaudited)

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (92.6%)

             COMMON STOCKS (39.1%)

             CONSUMER DISCRETIONARY (5.2%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.7%)
    14,000   Burberry Group plc ADR                                                       $    742
    70,000   Cie Financiere Richemont S.A. ADR                                                 693
    21,000   LVMH Moet Hennessy ADR                                                            827
    24,000   Swatch Group AG ADR                                                               770
                                                                                          --------
                                                                                             3,032
                                                                                          --------
             AUTOMOBILE MANUFACTURERS (0.7%)
    16,000   BMW AG ADR                                                                        573
    10,000   Daimler AG ADR                                                                    781
                                                                                          --------
                                                                                             1,354
                                                                                          --------
             DEPARTMENT STORES (1.0%)
    30,000   Kering ADR                                                                        675
    21,700   Kohl's Corp.                                                                    1,123
                                                                                          --------
                                                                                             1,798
                                                                                          --------
             HOTELS, RESORTS & CRUISE LINES (0.3%)
    14,700   Carnival Corp.                                                                    480
                                                                                          --------
             HOUSEHOLD APPLIANCES (0.1%)
     6,000   iRobot Corp.*                                                                     226
                                                                                          --------
             RESTAURANTS (0.7%)
    19,000   Yum! Brands, Inc.                                                               1,356
                                                                                          --------
             SPECIALIZED CONSUMER SERVICES (0.7%)
    25,000   Outerwall, Inc.*                                                                1,250
                                                                                          --------
             Total Consumer Discretionary                                                    9,496
                                                                                          --------
             CONSUMER STAPLES (1.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     5,500   Archer-Daniels-Midland Co.                                                        202
     1,300   Bunge Ltd.                                                                         99
                                                                                          --------
                                                                                               301
                                                                                          --------
             DRUG RETAIL (0.3%)
    11,000   Walgreen Co.                                                                      592
                                                                                          --------
             FOOD RETAIL (0.6%)
    20,000   Kroger Co.                                                                        807
    10,000   Safeway, Inc.                                                                     320
                                                                                          --------
                                                                                             1,127
                                                                                          --------
             HYPERMARKETS & SUPER CENTERS (0.3%)
     6,750   Wal-Mart Stores, Inc.                                                             499
                                                                                          --------

================================================================================

1  | USAA Total Return Strategy Fund

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             Total Consumer Staples                                                          2,519
                                                                                          --------
             ENERGY (5.2%)
             -------------
             COAL & CONSUMABLE FUELS (0.5%)
    50,000   Peabody Energy Corp.                                                         $    862
                                                                                          --------
             INTEGRATED OIL & GAS (0.5%)
     6,600   Lukoil OAO ADR                                                                    420
     8,000   Royal Dutch Shell plc ADR                                                         525
                                                                                          --------
                                                                                               945
                                                                                          --------
             OIL & GAS DRILLING (0.3%)
    11,000   Transocean Ltd.                                                                   490
                                                                                          --------
             OIL & GAS EXPLORATION & PRODUCTION (3.2%)
    95,000   Encana Corp.                                                                    1,646
     6,000   EOG Resources, Inc.                                                             1,016
    12,000   EQT Corp.                                                                       1,065
    24,000   Southwestern Energy Co.*                                                          873
    60,000   Ultra Petroleum Corp.*                                                          1,234
                                                                                          --------
                                                                                             5,834
                                                                                          --------
             OIL & GAS STORAGE & TRANSPORTATION (0.7%)
    40,000   Cheniere Energy, Inc.*                                                          1,366
                                                                                          --------
             Total Energy                                                                    9,497
                                                                                          --------
             FINANCIALS (9.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    70,000   Apollo Investment Corp.                                                           571
                                                                                          --------
             DIVERSIFIED BANKS (0.7%)
    10,800   HSBC Holdings plc ADR                                                             586
    64,000   Sberbank of Russia ADR                                                            770
                                                                                          --------
                                                                                             1,356
                                                                                          --------
             LIFE & HEALTH INSURANCE (1.0%)
    37,500   MetLife, Inc.                                                                   1,761
                                                                                          --------
             MULTI-LINE INSURANCE (0.3%)
    10,600   American International Group, Inc.                                                515
                                                                                          --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     9,400   JPMorgan Chase & Co.                                                              486
                                                                                          --------
             REITs - MORTGAGE (5.3%)
    40,000   American Capital Agency Corp.                                                     903
   200,000   Annaly Capital Management, Inc.                                                 2,316
    30,000   Hatteras Financial Corp.                                                          561
   400,000   MFA Financial, Inc.                                                             2,980
   300,000   Two Harbors Investment Corp.                                                    2,913
                                                                                          --------
                                                                                             9,673
                                                                                          --------
             REITs - OFFICE (1.5%)
    52,000   Digital Realty Trust, Inc.                                                      2,761
                                                                                          --------
             SPECIALIZED FINANCE (0.4%)
     4,400   IntercontinentalExchange, Inc.*                                                   798
                                                                                          --------
             Total Financials                                                               17,921
                                                                                          --------
             HEALTH CARE (1.1%)
             ------------------
             BIOTECHNOLOGY (0.5%)
    14,100   Gilead Sciences, Inc.*                                                            886
                                                                                          --------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (0.6%)
    14,000   AbbVie, Inc.                                                                 $    627
    20,000   Pfizer, Inc.                                                                      574
                                                                                          --------
                                                                                             1,201
                                                                                          --------
             Total Health Care                                                               2,087
                                                                                          --------
             INDUSTRIALS (1.5%)
             ------------------
             AIRLINES (0.7%)
    38,800   United Continental Holdings, Inc.*                                              1,192
                                                                                          --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     5,100   Deere & Co.                                                                       415
                                                                                          --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     7,250   Eaton Corp. plc                                                                   499
                                                                                          --------
             INDUSTRIAL CONGLOMERATES (0.3%)
    25,000   General Electric Co.                                                              597
                                                                                          --------
             Total Industrials                                                               2,703
                                                                                          --------
             INFORMATION TECHNOLOGY (7.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
    12,100   Adobe Systems, Inc.*                                                              629
                                                                                          --------
             COMMUNICATIONS EQUIPMENT (0.5%)
    20,300   Cisco Systems, Inc.                                                               475
     7,000   QUALCOMM, Inc.                                                                    472
                                                                                          --------
                                                                                               947
                                                                                          --------
             COMPUTER HARDWARE (1.7%)
     4,000   Apple, Inc.                                                                     1,907
    55,200   Hewlett-Packard Co.                                                             1,158
                                                                                          --------
                                                                                             3,065
                                                                                          --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     4,400   Visa, Inc. "A"                                                                    841
                                                                                          --------
             INTERNET SOFTWARE & SERVICES (1.6%)
     2,200   Google, Inc. "A"*                                                               1,927
    28,900   Yahoo! Inc.*                                                                      958
                                                                                          --------
                                                                                             2,885
                                                                                          --------
             SEMICONDUCTORS (2.7%)
    46,000   Broadcom Corp. "A"                                                              1,196
    62,600   Intel Corp.                                                                     1,435
    33,250   NXP Semiconductors N.V.*                                                        1,237
    28,000   Texas Instruments, Inc.                                                         1,128
                                                                                          --------
                                                                                             4,996
                                                                                          --------
             SYSTEMS SOFTWARE (0.5%)
    30,000   Microsoft Corp.                                                                   999
                                                                                          --------
             Total Information Technology                                                   14,362
                                                                                          --------
             MATERIALS (6.5%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
     5,200   E.I. du Pont de Nemours & Co.                                                     304
                                                                                          --------
             DIVERSIFIED METALS & MINING (0.5%)
    20,300   Rio Tinto plc ADR                                                                 990
                                                                                          --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     1,200   Agrium, Inc.                                                                      101
       500   CF Industries Holdings, Inc.                                                      105

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
     4,400   Monsanto Co.                                                                 $    459
     3,400   Mosaic Co.                                                                        146
     6,800   Potash Corp. of Saskatchewan, Inc.                                                213
                                                                                          --------
                                                                                             1,024
                                                                                          --------
             PRECIOUS METALS & MINERALS (5.3%)
    17,500   Agnico-Eagle Mines Ltd.                                                           463
   100,000   Allied Nevada Gold Corp.*                                                         418
    56,000   AngloGold Ashanti Ltd. ADR                                                        744
   100,000   B2Gold Corp.*                                                                     250
    20,000   Barrick Gold Corp.                                                                372
    56,000   Compania de Minas Buenaventura S.A. ADR                                           656
    50,000   Dundee Precious Metals, Inc.*                                                     277
    85,000   Eldorado Gold Corp.                                                               570
    25,000   Goldcorp, Inc.                                                                    650
    80,000   Harmony Gold Mining Co. Ltd. ADR                                                  270
    90,000   IAMGOLD Corp.                                                                     428
   105,000   Kinross Gold Corp.                                                                530
    20,000   Newmont Mining Corp.                                                              562
    67,000   Osisko Mining Corp.*                                                              339
    26,000   Pan American Silver Corp.                                                         274
    10,000   Randgold Resources Ltd. ADR                                                       715
    12,000   Royal Gold, Inc.                                                                  584
    24,000   Silver Wheaton Corp.                                                              595
    28,000   Tahoe Resources, Inc.*                                                            502
    50,000   Yamana Gold, Inc.                                                                 520
                                                                                          --------
                                                                                             9,719
                                                                                          --------
             Total Materials                                                                12,037
                                                                                          --------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    33,950   Vodafone Group plc ADR                                                          1,194
                                                                                          --------
             Total Common Stocks (cost: $70,763)                                            71,816
                                                                                          --------
             EXCHANGE-TRADED FUNDS (31.9%)
    70,000   EGShares Emerging Markets Consumer ETF                                          1,886
    50,000   Health Care Select Sector SPDR Fund                                             2,529
    35,000   Industrial Select Sector SPDR Fund                                              1,623
   140,880   iShares Core MSCI Emerging Markets ETF                                          6,854
   270,000   iShares Gold Trust*                                                             3,480
    24,000   iShares MSCI Brazil Capped ETF                                                  1,150
    95,000   iShares MSCI EAFE ETF                                                           6,060
    35,000   iShares MSCI Hong Kong ETF                                                        701
    55,000   iShares MSCI Indonesia ETF                                                      1,297
    80,000   iShares MSCI Malaysia ETF                                                       1,203
    22,000   iShares MSCI Philippines ETF                                                      724
    10,000   iShares MSCI South Korea Capped ETF                                               615
   180,000   iShares MSCI Taiwan ETF                                                         2,506
    20,000   iShares MSCI Turkey ETF                                                         1,103
   100,400   iShares MSCI United Kingdom ETF                                                 1,970
    14,000   iShares Russell 1000 Value ETF                                                  1,207
   125,000   iShares U.S. Preferred Stock ETF                                                4,750
    15,000   Market Vectors Junior Gold Miners ETF                                             611
    20,000   Materials Select Sector SPDR Fund                                                 840
    42,000   SPDR Dow Jones International Real Estate ETF                                    1,769
    40,000   SPDR Gold Trust*                                                                5,127
    13,000   SPDR S&P China ETF                                                                962
    25,000   SPDR S&P Emerging Markets SmallCap ETF                                          1,137
    40,000   Vanguard Value ETF                                                              2,792
    90,000   WisdomTree Emerging Markets SmallCap Dividend Fund                              4,198
   100,000   WisdomTree India Earnings Fund                                                  1,532
                                                                                          --------
             Total Exchange-Traded Funds (cost: $60,430)                                    58,626
                                                                                          --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             FIXED-INCOME EXCHANGE-TRADED FUNDS (21.6%)
    40,000   iShares 0-5 Year TIPS Bond ETF                                               $  4,045
    60,000   iShares 1-3 Year Credit Bond ETF                                                6,317
    80,000   iShares 20+ Year Treasury Bond ETF                                              8,512
    80,000   iShares 7-10 Year Treasury Bond ETF                                             8,169
    17,000   iShares Emerging Markets Local Currency Bond ETF                                  848
    83,600   iShares TIPS Bond ETF                                                           9,412
    50,000   WisdomTree Emerging Markets Local Debt Fund                                     2,354
                                                                                          --------
             Total Fixed-Income Exchange-Traded Funds (cost: $41,052)                       39,657
                                                                                          --------
             Total Equity Securities (cost: $172,245)                                      170,099
                                                                                          --------
             MONEY MARKET INSTRUMENTS (6.5%)

             MONEY MARKET FUNDS (6.5%)
11,898,826   State Street Institutional Liquid Reserve Fund, 0.06% (a)(cost: $11,899)       11,899
                                                                                          --------

             TOTAL INVESTMENTS (COST: $184,144)                                           $181,998
                                                                                          ========

NUMBER                                                                                      MARKET
OF                                                                                           VALUE
CONTRACTS    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.6%)
     2,150   Put - iShares MSCI EAFE Index expiring November 16, 2013 at 62                    192
     5,700   Put - iShares MSCI Emerging Markets Index expiring November 16, 2013 at 39        396
       700   Put - iShares MSCI Emerging Markets Index expiring November 16, 2013 at 41        100
       240   Put - S&P 500 Index expiring November 16, 2013 at 1630                            481
                                                                                          --------

             TOTAL PURCHASED OPTIONS (COST: $1,075)                                       $  1,169
                                                                                          ========
             WRITTEN OPTIONS (0.0%)
      (600)  Put - iShares MSCI Emerging Markets Index expiring November 16, 2013 at 35        (10)
                                                                                          --------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $20)                               $    (10)
                                                                                          ========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $      71,816     $        --     $         --     $   71,816
  Exchange-Traded Funds                              58,626              --               --         58,626
  Fixed-Income Exchange-Traded Funds                 39,657              --               --         39,657
Money Market Instruments:
  Money Market Funds                                 11,899              --               --         11,899
Purchased Options                                     1,169              --               --          1,169
-----------------------------------------------------------------------------------------------------------
Total                                         $     183,167     $        --     $         --     $  183,167
-----------------------------------------------------------------------------------------------------------

================================================================================

5  | USAA Total Return Strategy Fund

================================================================================

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $         (10)    $        --     $         --     $      (10)
-----------------------------------------------------------------------------------------------------------
Total                                         $         (10)    $        --     $         --     $      (10)
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and, effective July 12, 2013, Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these

================================================================================

7  | USAA Total Return Strategy Fund

================================================================================

monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining

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9  | USAA Total Return Strategy Fund

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exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. As of September 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

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                                         Notes to Portfolio of Investments |  10

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appreciation and depreciation of investments as of September 30, 2013, were
$7,435,000 and $9,487,000, respectively, resulting in net unrealized depreciation of $2,052,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $183,585,000 at September 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.0% of net assets at September 30, 2013.

F. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2013.
*      Non-income-producing security.

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11  | USAA Total Return Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/18/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.